Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (Note 19)	$ 58,410	$ 68,354
Cost of sales (Note 20)	(56,724)	(52,115)
Depletion and amortization (Note 9)	(13,338)	(10,572)
Care and maintenance costs	(438)	(1,071)
Corporate general and administrative (Note 21)	(9,711)	(6,720)
Transaction costs (Note 6)	(3,467)	(871)
Exploration costs	(2,552)	(2,695)
Accretion on decommissioning provision	(210)	(196)
Interest and financing expense	(1,790)	(1,409)
Foreign exchange gain (loss)	(51)	(231)
Gain on disposal of assets (Note 9)		879
Gain (loss) on derivative instruments (Note 12 and 24)	(2,457)	865
Gain on derivative warrant liability	46	590
Write-down of assets (Note 9)		(3,806)
Contingency on value added taxes (Note 27)		(1,012)
Loss before income taxes	(32,282)	(10,010)
Income tax expense (Note 22)	(1,958)	(668)
Net loss	(34,240)	(10,678)
Attributable to:
Shareholders of the Company	(32,653)	(9,870)
Non-controlling interests	(1,587)
Net loss	(34,240)	(9,870)
Items that will not be reclassified to net loss
Actuarial gain (loss) on post-employment benefit obligations (net of tax)	(1,051)	551
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	154	257
Other comprehensive income (loss)	(897)	808
Comprehensive loss	(35,137)	(9,870)
Attributable to:
Shareholders of the Company	(33,550)	(9,870)
Non-controlling interests	(1,587)
Comprehensive loss	$ (35,137)	$ (9,870)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (0.46)	$ (0.25)
Weighted average number of common shares outstanding
Basic and diluted (Note 17)	71,421,798	42,639,530